Geographic Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 289,707	$ 269,194	$ 216,190
Property and equipment		8,515	10,695
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	136,477	109,560	74,455
Property and equipment		2,514	2,913
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	128,513	120,926	107,134
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		13,371	18,059	30,223
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		11,346	20,649	$ 4,378
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		4,149	5,957
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		$ 1,852	$ 1,825

[1]	Revenue amounts for North America consist primarily of revenues from the United States, except for approximately $854, $1,056 and $1,860 of revenues derived from Canada during the years ended December 31, 2016, 2017 and 2018, respectively.
[2]	Revenue amounts for Europe include UK, Europe and Israel.